Summary of principal accounting policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives

Category	Estimated useful lives
Leasehold Improvement	2-5 years
Electronic equipment	3 years
Office furniture	3-5 years
Vehicle	4 years

Category	Estimated useful lives
Leasehold Improvement	2-5 years
Electronic equipment	3 years
Office furniture	3-5 years
Vehicle	4 years

Schedule of breakdown of revenues

	For the Six Months Ended September 30,
	2024		2025
	RMB	%	RMB	US$	%
	(Unaudited)		(Unaudited)
Revenue
Sports-related product sales	3,026,651	7.2	46,624,953	6,549,368	92.3
DAKA merchant membership services revenue	39,037,736	92.3	3,865,144	542,934	7.7
Other revenue	234,689	0.5	–	–	–
Total revenue	42,299,076	100.0	50,490,097	7,092,302	100.0

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Revenue
Sports-related product sales	41,592,608	99.9	7,100,332	997,378	6.5
DAKA merchant membership services revenue	–	–	102,653,093	14,419,594	93.3
Other revenue	13,746	0.1	234,689	32,967	0.2
Total revenue	41,606,354	100.0	109,988,114	15,449,939	100.0

Schedule of DAKA revenues

	For the Six Months Ended September 30,
	2024		2025
	RMB	%	RMB	US$	%
	(Unaudited)		(Unaudited)
DAKA merchant membership service revenue
Technical service related to smart devices revenue	–	–	2,019,424	283,667	52.3
Set-up fee revenue	39,037,736	100.0	98,812	13,880	2.6
Exclusive regional agency authorization revenue	–	–	1,746,908	245,387	45.1
Total DAKA merchant membership service revenue	39,037,736	100.0	3,865,144	542,934	100.0

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
DAKA merchant membership service revenue
Technical service related to smart devices revenue	–	–	52,880,190	7,428,036	51.5
Set-up fee revenue	–	–	49,188,679	6,909,493	47.9
Exclusive regional agency authorization revenue	–	–	584,224	82,065	0.6
Total DAKA merchant membership service revenue	–	–	102,653,093	14,419,594	100.0

Schedule of breakdown of cost of revenues

	For the Six Months Ended September 30,
	2024		2025
	RMB	%	RMB	US$	%
	(Unaudited)		(Unaudited)
Cost of revenue
Cost of sports-related product sales	1,285,375	10.9	11,659,277	1,637,769	99.9
DAKA merchant membership service cost	10,367,650	87.9	1,480	208	0.1
Other cost	139,037	1.2	–	–	–
Total cost of revenue	11,792,062	100.0	11,660,757	1,637,977	100.0

The following table sets forth a breakdown of the Company’s DAKA merchant membership service costs for the periods presented:

	For the Six Months Ended September 30,
	2024		2025
	RMB	%	RMB	US$	%
	(Unaudited)		(Unaudited)
DAKA merchant membership service costs
Set-up cost	10,367,650	100.0	–	–	–
Other cost	–	–	1,480	208	100.0
Total cost of DAKA merchant membership service	10,367,650	100.0	1,480	208	100.0

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Cost of revenue
Cost of sports-related product sales	22,230,398	99.8	3,289,735	462,106	8.6
DAKA merchant membership service cost	–	–	34,877,403	4,899,200	91.0
Other cost	34,574	0.2	146,871	20,631	0.4
Total cost of revenue	22,264,972	100.0	38,314,009	5,381,937	100.0

The following table sets forth a breakdown of the Company’s DAKA merchant membership service costs for the periods presented:

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
DAKA merchant membership service costs
Cost of technical service related to smart devices	–	–	16,106,477	2,262,464	46.2
Set-up cost	–	–	18,770,926	2,636,736	53.8
Exclusive regional agency authorization cost	–	–	–	–	–
Total cost of DAKA merchant membership service	–	–	34,877,403	4,899,200	100.0